Note 1: Organization, Consolidation and Presentation of Financial Statements	6 Months Ended
Nov. 30, 2013
Notes
Note 1: Organization, Consolidation and Presentation of Financial Statements

NOTE 1: ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

NATURE OF BUSINESS

The Company is engaged primarily in the acquisition, work-over development, and production of oil and gas properties. Such activities are concentrated in North American onshore, primarily in the United States in the State of Pennsylvania. The Company plans to acquire producing or near producing oil and gas properties that will provide cash flow and an upside for future development. We will be scouting for additional properties in and around Texas, Oklahoma, Pennsylvania, Kansas and in Canada.

The Company was incorporated under the laws of the state of Nevada on December 20, 2007 as Real Value Estates, Inc. On July 20, 2010, the Company changed its name to Xun Energy, Inc

On February 6, 2012, the Company established a subsidiary in the State of Florida.

On August 31, 2012, the Company acquired 30 oil and gas well locations in Venango County, Pennsylvania with an option to acquire an additional 15 oil and gas locations. Work commenced on the first 5 oil well locations on the Rice lease in Venango, County, Pennsylvania, USA in March  2013 and as of November 30, 2013 the roads and drill pads were constructed, and Rice #15 was drilled to a target depth of 1,050'. Drilling samples and observations confirmed intersecting oil bearing lenses. On September 16, 2013 the Company's operator, Vencedor Energy Partners (VEP), completed the nuclear wire line log on Rice #15 on the Rise Lease, in Venango County, PA. Verbal reports from the logging crew and staff on site were very positive when the logging tool pulled out of the well bore was covered with crude oil. On September  25, 2013 the Company's operator, Vencedor Energy Partners (VEP), reported the analysis of the wire-line log on Rice #15 on the Rise Lease, Venango County, PA. VEP reported the following:

  The Venango-First has two separated lenses, one is about 6 feet, 762'-766', and another 9 foot section, 788'-797', and both have decent porosity. The sand thickness has developed at this location along with its oil saturations. The upper and lower lenses both have a fair to good oil show.

  The Venango-Second has 16 feet of formation on the bottom lens, 916'-932', with good porosity and saturation and another 4 feet above it, 908'-912' that's producible with lesser values. The porosity on the lower lens has a fair to excellent show of oil with a poorer oil show in the upper lens portion.

VEP recommended the balance of the infrastructure on the Rice Lease be completed first. After the infrastructure is installed, then Rice #15 well should be completed for production.

On June 25, 2013, the Company incorporated a wholly owned subsidiary, Xun Oil of Pennsylvania Corporation, in the Commonwealth of Pennsylvania, USA.

OPERATING COMPANY

On April 18, 2011, the Company filed a Form 8-K with the United States Securities and Exchange Commission (“SEC”) disclosing that the Company is no longer considered a shell and has completed a workover program on one of its wells. The Company operations are extensively involved in oil and gas operations even though the Company has had limited revenue from the oil and gas operations.